Document and Entity Information	Jan. 09, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity File Number	001-41163
Entity Registrant Name	TERAWULF INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1909475
Entity Address State Or Province	MD
Entity Address, Address Line One	9 Federal Street
Entity Address, City or Town	Easton
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	770-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	WULF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001083301
Amendment Flag	false